Guarantor and Non-Guarantor Financial Information (Tables)	12 Months Ended
Sep. 30, 2014
Guarantor and Non-Guarantor Financial Information [Abstract]
Schedule of Guarantor and Non-Guarantor Financial Information [Table Text Block]
Set forth below are the condensed consolidating financial statements presenting the results of operations, financial position and cash flows of the Parent Company (Energizer Holdings, Inc.), the Guarantors on a combined basis, the Non-Guarantors on a combined basis and eliminations necessary to arrive at the information for the Company as reported, on a consolidated basis. Eliminations represent adjustments to eliminate investments in subsidiaries and intercompany balances and transactions between or among the Parent Company, the Guarantor and the Non-Guarantor subsidiaries.

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2014
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$2,679.5	$2,517.5	$(749.3)	$4,447.7
Cost of products sold	—	1,609.5	1,448.6	(745.6)	2,312.5
Gross profit	—	1,070.0	1,068.9	(3.7)	2,135.2

Selling, general and administrative expense	30.5	425.1	404.3	—	859.9
Advertising and sales promotion expense	—	289.6	204.2	(0.9)	492.9
Research and development expense	—	92.9	1.9	—	94.8
2013 restructuring	—	52.4	40.2	—	92.6
Net pension/post-retirement gains	—	—	(1.1)	—	(1.1)
Interest expense/(income)	119.0	(0.1)	3.7	—	122.6
Intercompany interest (income)/expense	(116.8)	116.8	—	—	—
Other financing items, net	—	0.7	(0.7)	—	—
Intercompany service fees	—	10.7	(10.7)	—	—
Equity in earnings of subsidiaries	(383.8)	(339.5)	—	723.3	—
Earnings before income taxes	351.1	421.4	427.1	(726.1)	473.5
Income taxes	(5.0)	51.9	73.3	(2.8)	117.4
Net earnings	$356.1	$369.5	$353.8	$(723.3)	$356.1

Statement of Comprehensive Income:
Net earnings	$356.1	$369.5	$353.8	$(723.3)	$356.1
Other comprehensive loss, net of tax	$(98.2)	$(69.5)	$(89.0)	$158.5	$(98.2)
Total comprehensive income	$257.9	$300.0	$264.8	$(564.8)	$257.9

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2013
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$2,667.1	$2,367.8	$(568.9)	$4,466.0
Cost of products sold	—	1,585.7	1,345.2	(569.2)	2,361.7
Gross profit	—	1,081.4	1,022.6	0.3	2,104.3

Selling, general and administrative expense	—	405.9	419.1	—	825.0
Advertising and sales promotion expense	—	237.9	203.1	(1.1)	439.9
Research and development expense	—	98.8	0.2	—	99.0
2013 restructuring	—	107.9	31.4	—	139.3
Net pension/post-retirement gains	—	(107.6)	—	—	(107.6)
Interest expense/(income)	124.7	(0.3)	6.1	—	130.5
Intercompany interest (income)/expense	(122.6)	122.6	—	—	—
Other financing items, net	—	3.0	7.3	—	10.3
Intercompany service fees	—	14.1	(14.1)	—	—
Equity in earnings of subsidiaries	(409.8)	(276.4)	—	686.2	—
Earnings before income taxes	407.7	475.5	369.5	(684.8)	567.9
Income taxes	0.7	81.2	77.6	1.4	160.9
Net earnings	$407.0	$394.3	$291.9	$(686.2)	$407.0

Statement of Comprehensive Income:
Net earnings	$407.0	$394.3	$291.9	$(686.2)	$407.0
Other comprehensive income, net of tax	$44.9	$27.2	$16.4	$(43.6)	$44.9
Total comprehensive income	$451.9	$421.5	$308.3	$(729.8)	$451.9

	Consolidating Statements of Earnings (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net sales	$—	$2,773.5	$2,433.3	$(639.6)	$4,567.2
Cost of products sold	—	1,691.9	1,373.8	(636.4)	2,429.3
Gross profit	—	1,081.6	1,059.5	(3.2)	2,137.9

Selling, general and administrative expense	0.2	444.9	442.7	—	887.8
Advertising and sales promotion expense	—	249.9	200.7	(1.1)	449.5
Research and development expense	—	112.3	0.2	—	112.5
2013 restructuring	—	7.3	—	—	7.3
Prior restructuring	—	0.4	(7.2)	—	(6.8)
Interest expense/(income)	122.6	(0.5)	5.2	—	127.3
Intercompany interest (income)/expense	(119.5)	118.7	0.8	—	—
Other financing items, net	—	(0.5)	(4.5)	(0.1)	(5.1)
Intercompany service fees	—	12.8	(12.8)	—	—
Equity in earnings of subsidiaries	(414.3)	(315.1)	—	729.4	—
Earnings before income taxes	411.0	451.4	434.4	(731.4)	565.4
Income taxes	2.1	60.2	96.2	(2.0)	156.5
Net earnings	$408.9	$391.2	$338.2	$(729.4)	$408.9

Statement of Comprehensive Income:
Net earnings	$408.9	$391.2	$338.2	$(729.4)	$408.9
Other comprehensive loss, net of tax	$(37.1)	$(23.5)	$(28.0)	$51.5	$(37.1)
Total comprehensive income	$371.8	$367.7	$310.2	$(677.9)	$371.8

	Consolidating Balance Sheets (Condensed)
	September 30, 2014
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$—	$3.3	$1,125.7	$—	$1,129.0
Trade receivables, net (a)	—	6.5	488.5	—	495.0
Inventories	—	336.9	321.0	(41.0)	616.9
Other current assets	0.1	253.2	223.6	11.8	488.7
Total current assets	0.1	599.9	2,158.8	(29.2)	2,729.6
Investment in subsidiaries	7,287.0	2,204.6	—	(9,491.6)	—
Intercompany receivables, net (b)	—	4,336.9	337.3	(4,674.2)	—
Intercompany notes receivable (b)	2,038.3	1.9	12.6	(2,052.8)	—
Property, plant and equipment, net	—	417.6	334.1	—	751.7
Goodwill	—	1,086.5	400.9	—	1,487.4
Other intangible assets, net	—	1,653.2	194.1	—	1,847.3
Other noncurrent assets	8.3	35.0	69.4	—	112.7
Total assets	9,333.7	10,335.6	3,507.2	(16,247.8)	6,928.7

Current liabilities	368.3	531.4	674.0	—	1,573.7
Intercompany payables, net (b)	4,674.2	—	—	(4,674.2)	—
Intercompany notes payable (b)	—	2,050.9	1.9	(2,052.8)	—
Long-term debt	1,768.9	—	—	—	1,768.9
Other noncurrent liabilities	—	852.6	211.2	—	1,063.8
Total liabilities	6,811.4	3,434.9	887.1	(6,727.0)	4,406.4
Total shareholders' equity	2,522.3	6,900.7	2,620.1	(9,520.8)	2,522.3
Total liabilities and shareholders' equity	$9,333.7	$10,335.6	$3,507.2	$(16,247.8)	$6,928.7

(a) Trade receivables, net for the Non-Guarantors includes approximately $247.9 at September 30, 2014 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

	Consolidating Balance Sheets (Condensed)
	September 30, 2013
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Assets
Current Assets
Cash and cash equivalents	$8.0	$8.4	$981.9	$—	$998.3
Trade receivables, net (a)	—	11.8	468.8	—	480.6
Inventories	—	334.7	312.7	(31.1)	616.3
Other current assets	23.5	270.5	194.7	(15.5)	473.2
Total current assets	31.5	625.4	1,958.1	(46.6)	2,568.4
Investment in subsidiaries	7,007.5	1,920.7	—	(8,928.2)	—
Intercompany receivables, net (b)	—	4,258.8	260.1	(4,518.9)	—
Intercompany notes receivable (b)	2,180.3	4.5	—	(2,184.8)	—
Property, plant and equipment, net	—	474.7	280.9	—	755.6
Goodwill	—	1,104.9	370.9	—	1,475.8
Other intangible assets, net	—	1,629.5	206.0	—	1,835.5
Other noncurrent assets	10.2	13.4	58.5	—	82.1
Total assets	9,229.5	10,031.9	3,134.5	(15,678.5)	6,717.4

Current liabilities	184.4	421.3	572.5	(24.8)	1,153.4
Intercompany payables, net (b)	4,518.9	—	—	(4,518.9)	—
Intercompany notes payable (b)	—	2,180.3	4.5	(2,184.8)	—
Long-term debt	1,998.8	—	—	—	1,998.8
Other noncurrent liabilities	73.8	839.6	198.2	—	1,111.6
Total liabilities	6,775.9	3,441.2	775.2	(6,728.5)	4,263.8
Total shareholders' equity	2,453.6	6,590.7	2,359.3	(8,950.0)	2,453.6
Total liabilities and shareholders' equity	$9,229.5	$10,031.9	$3,134.5	$(15,678.5)	$6,717.4

(a) Trade receivables, net for the Non-Guarantors includes approximately $221.4 at September 30, 2013 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.

(b) Intercompany activity includes notes that bear interest due from the Guarantors to the Parent Company. Interest rates on these notes approximate the interest rates paid by the Parent on third party debt. Additionally, other intercompany activities include product purchases between Guarantors and Non-Guarantors, charges for services provided by the parent and various subsidiaries to other affiliates within the consolidated entity and other intercompany activities in the normal course of business.

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2014
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow (used by)/from operating activities	$(108.2)	$370.1	$365.5	$(55.4)	$572.0
Cash Flow from Investing Activities
Capital expenditures	—	(53.8)	(31.5)	—	(85.3)
Proceeds from sale of assets	—	8.1	1.0	—	9.1
Acquisitions, net of cash acquired	—	(52.0)	(135.1)	—	(187.1)
Proceeds from intercompany notes	140.1	2.5	—	(142.6)	—
Payments for intercompany notes	—	—	(12.9)	12.9	—
Intercompany receivable/payable, net	(135.0)	(302.0)	(55.5)	492.5	—
Payment for equity contributions	—	(44.2)	—	44.2	—
Other, net	—	—	(0.1)	—	(0.1)
Net cash from/(used by) investing activities	5.1	(441.4)	(234.1)	407.0	(263.4)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(140.1)	—	—	—	(140.1)
Net increase in debt with original maturity days of 90 or less	135.0	2.9	56.3	—	194.2
Proceeds from intercompany notes	—	12.9	—	(12.9)	—
Payments for intercompany notes	—	(140.1)	(2.5)	142.6	—
Common stock purchased	(94.4)	—	—	—	(94.4)
Cash dividends paid	(123.9)	—	—	—	(123.9)
Proceeds from issuance of common stock	9.9	—	—	—	9.9
Excess tax benefits from share-based payments	6.6	—	—	—	6.6
Intercompany receivable/payable, net	302.0	190.5	—	(492.5)	—
Proceeds for equity contribution	—	—	44.2	(44.2)	—
Payments for intercompany equity distributions	—	—	(55.4)	55.4	—
Net cash from/(used by) financing activities	95.1	66.2	42.6	(351.6)	(147.7)
Effect of exchange rate changes on cash	—	—	(30.2)	—	(30.2)
Net (decrease)/increase in cash and cash equivalents	(8.0)	(5.1)	143.8	—	130.7
Cash and cash equivalents, beginning of period	8.0	8.4	981.9	—	998.3
Cash and cash equivalents, end of period	$—	$3.3	$1,125.7	$—	$1,129.0

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2013
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow (used by)/from operating activities	$(14.3)	$317.1	$569.7	$(122.5)	$750.0
Cash Flow from Investing Activities
Capital expenditures	—	(53.9)	(36.7)	—	(90.6)
Proceeds from sale of assets	—	—	1.8	—	1.8
Proceeds from intercompany notes	231.5	17.6	11.0	(260.1)	—
Intercompany receivable/payable, net	—	(100.4)	(62.0)	162.4	—
Payment for equity contributions	—	(0.5)	—	0.5	—
Other, net	—	—	(0.3)	—	(0.3)
Net cash from/(used by) investing activities	231.5	(137.2)	(86.2)	(97.2)	(89.1)
Cash Flow from Financing Activities
Cash payments on debt with original maturities greater than 90 days	(231.5)	—	—	—	(231.5)
Net decrease in debt with original maturity days of 90 or less	—	(0.2)	(63.7)	—	(63.9)
Payments for intercompany notes	—	(242.5)	(17.6)	260.1	—
Proceeds from issuance of common stock	18.2	—	—	—	18.2
Excess tax benefits from share-based payments	5.3	—	—	—	5.3
Cash dividends paid	(105.6)	—	—	—	(105.6)
Intercompany receivable/payable, net	100.4	62.0	—	(162.4)	—
Proceeds for equity contribution	—	—	0.5	(0.5)	—
Payments for intercompany equity distributions	—	—	(122.5)	122.5	—
Net cash (used by)/from financing activities	(213.2)	(180.7)	(203.3)	219.7	(377.5)
Effect of exchange rate changes on cash	—	—	(3.6)	—	(3.6)
Net increase/(decrease) in cash and cash equivalents	4.0	(0.8)	276.6	—	279.8
Cash and cash equivalents, beginning of period	4.0	9.2	705.3	—	718.5
Cash and cash equivalents, end of period	$8.0	$8.4	$981.9	$—	$998.3

	Consolidating Statements of Cash Flows (Condensed)
	Year Ended September 30, 2012
	Parent Company	Guarantors	Non-Guarantors	Eliminations	Total
Net cash flow from/(used by) operating activities	$87.4	$275.9	$327.4	$(59.1)	$631.6
Cash Flow from/(used by) Investing Activities
Capital expenditures	—	(73.4)	(37.6)	—	(111.0)
Proceeds from sale of assets	—	2.0	17.3	—	19.3
Proceeds for intercompany notes	441.0	2.8	—	(443.8)	—
Payments for intercompany notes	(498.6)	—	(5.0)	503.6	—
Intercompany receivable/payable, net	—	(358.4)	(105.0)	463.4	—
Proceeds from return of capital	—	0.7	—	(0.7)	—
Payment for equity contributions	—	(3.1)	—	3.1	—
Other, net	—	(1.1)	(2.1)	—	(3.2)
Net cash (used by)/from investing activities	(57.6)	(430.5)	(132.4)	525.6	(94.9)
Cash Flow from Financing Activities
Cash proceeds from issuance of debt with original maturities greater than 90 days	498.6	—	—	—	498.6
Cash payments on debt with original maturities greater than 90 days	(441.0)	—	—	—	(441.0)
Payment of debt issue cost	(4.3)	—	—	—	(4.3)
Net (decrease)/increase in debt with original maturity days of 90 or less	—	(8.1)	109.0	—	100.9
Proceeds from intercompany notes	—	503.6	—	(503.6)	—
Payments for intercompany notes	—	(441.0)	(2.8)	443.8	—
Common stock purchased	(417.8)	—	—	—	(417.8)
Proceeds from issuance of common stock	3.0	—	—	—	3.0
Excess tax benefits from share-based payments	2.2	—	—	—	2.2
Cash dividends paid	(24.9)	—	—	—	(24.9)
Intercompany receivable/payable, net	358.4	105.0	—	(463.4)	—
Proceeds for equity contribution	—	—	3.1	(3.1)	—
Capital contribution	—	—	(0.7)	0.7	—
Payments for intercompany equity distributions	—	—	(59.1)	59.1	—
Net cash (used by)/from financing activities	(25.8)	159.5	49.5	(466.5)	(283.3)
Effect of exchange rate changes on cash	—	—	(6.1)	—	(6.1)
Net increase in cash and cash equivalents	4.0	4.9	238.4	—	247.3
Cash and cash equivalents, beginning of period	—	4.3	466.9	—	471.2
Cash and cash equivalents, end of period	$4.0	$9.2	$705.3	$—	$718.5